10-K Employee Benefit Plans - Nonqualified benefit plans, components of net periodic benefit cost (Details) - Nonqualified Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Interest cost	$ 460	$ 407	$ 556
Recognized net actuarial loss	39	223	160
Net periodic benefit cost	$ 499	$ 630	$ 716